Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Other Current Liabilities

Note 13	Other Current Liabilities

Other Current Liabilities includes statutory dues of Goods and Service Tax and Withholding taxes payable to Tax regulatory bodies in India. Balance outstanding as on March 31, 2109 and December 31, 2018 was $67,610 and $62,656, respectively.

Note 13	Other Current Liabilities

Other Current Liabilities includes statutory dues of Goods and Service Tax and Withholding taxes payable to Tax regulatory bodies in India. Balance outstanding as on December 31, 2018 and 2017 was $ 62,656 and $18,752, respectively.